Share-based Plans - Stock Options Other Disclosure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based payment transaction
Proceeds from exercise of stock options	€ 15,864	€ 47,404	€ 47,591
Stock Options
Share-based payment transaction
Proceeds from exercise of stock options	17,014	43,508	42,234
Intrinsic value of stock options exercised	€ 5,231	29,440	31,580
Vesting period	4 years
LTIP 2019
Share-based payment transaction
Vesting period	3 years
Expense from cash-settled share-based payment transactions	€ 4,771	0	0
LTIP 2019 | Management Board
Share-based payment transaction
Vesting period	4 years
Expense from cash-settled share-based payment transactions	€ 656	0	0
NxStage LTIP
Share-based payment transaction
Expense from cash-settled share-based payment transactions	€ 572	0	0
LTIP 2016
Share-based payment transaction
Vesting period	4 years
Expense from cash-settled share-based payment transactions	€ 30,304	4,152	38,882
2011 Phantom stock awards
Share-based payment transaction
Expense from cash-settled share-based payment transactions	5,724	(8,799)	21,576
2011 SOP
Share-based payment transaction
Expense from equity-settled share-based payment transactions	€ 1,992	€ 6,713	€ 11,736